Dividends	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividends
(35)	Dividends

The Group paid dividends during the year ended December 31, 2018 and 2017, based on the retained earnings as of December 31, 2017 and 2016, respectively:

	December 31, 2018	December 31, 2017
Dividend - Ordinary shared	$23,433	$16,942
Dividend - Preferred shared	12,075	8,730

Total	$35,508	$25,672

The Board of Directors of Avianca Holdings S.A. at an ordinary session of the General Shareholders Meeting held on March 16, 2018, agreed distribution of profits for the year 2017 as dividend to the shareholders of the Group who will be paid the amount of COP$98.6 per share, for a total amount of $35,508. The dividends declared were paid in four equal installments of COP$24.65 per share, on June 29, July 31, August 31 and September 28, 2018.

The decree of dividends was made with a TRM of COP $ 2,780.47. The payment of the dividends was made to the corresponding TRM on the date on which the transaction was made.

The Board of Directors of Avianca Holdings S.A. at an ordinary session of the General Shareholders Meeting held on March 31, 2017, agreed the project for the distribution of profits for the year 2016 as dividend to the shareholders of the Group who will be paid the amount of COP$77 per share. The dividends declared were paid in two equal installments of COP$38.5 per share, on July 31 and September 30, 2017.

Dividends paid to minority shareholding

During the year ended December 31, 2018, the subsidiaries with minority interest, declared dividends as follows:

	December 31, 2018			December 31, 2017
Subsidiaries	Minority Interest	AVH Participation	Total Dividends	Minority Interest	AVH Participation	Total Dividends
LifeMiles Ltd (1)	$61,500	$143,500	$205,000	$127,001	$296,335	$423,336
Turbo Prop Leasing Corp	596	1,265	1,861	—	—	—
Aerotaxis La Costeña S.A	—	—	—	3,000	6,377	9,377

Total	$62,096	$144,765	$206,861	$130,001	$302,712	$432,713

The dividends received for AVH are eliminated in consolidation process.

(1)	At December 31, 2018 the amount of $6,000 is pending to pay at minority interest.